UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc. - AB All Market Alternative Return Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 90.3%
Investment Companies - 55.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.36% (a)(b) (cost $9,374,553)	9,374,553	$9,374,553

	Principal Amount (000)
U.S. Treasury Bills - 35.2%
U.S. Treasury Bill Zero Coupon, 2/11/16-4/28/16 (c) (cost $5,997,679)	$6,000	5,997,679

Total Investments - 90.3% (cost $15,372,232) (d)		15,372,232
Other assets less liabilities - 9.7% (e)		1,643,322

Net Assets - 100.0%		$17,015,554

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Amsterdam Index Futures	3	February 2016	$272,088	$279,134	$7,046
CAC 40 10 Euro Futures	20	February 2016	961,288	955,688	(5,600)
Cocoa Futures	6	March 2016	197,839	165,660	(32,179)
DAX Index Futures	3	March 2016	837,262	792,651	(44,611)
EURO-Bund Futures	5	March 2016	863,235	884,786	21,551
FTSE 100 Index Futures	12	March 2016	1,017,309	1,027,124	9,815
FTSE/MIB Index Futures	2	March 2016	227,714	201,537	(26,177)
Gasoline RBOB Futures	4	February 2016	198,101	190,226	(7,875)
Gold 100 OZ Futures	4	April 2016	438,650	446,560	7,910
Hang Seng Index Futures	9	February 2016	1,093,294	1,140,666	47,372
IBEX 35 Index Futures	3	February 2016	291,554	284,968	(6,586)
Lead LME Futures	10	March 2016	419,152	430,250	11,098
Live Cattle Feeder Futures	2	March 2016	160,756	157,250	(3,506)
Low SU Gasoil Futures	8	February 2016	255,815	243,200	(12,615)
MSCI Singapore IX ETS Futures	43	February 2016	867,252	890,124	22,872
Nickel LME Futures	2	February 2016	121,206	103,104	(18,102)
OMXS 30 Index Futures	57	February 2016	904,755	898,599	(6,156)
PRI Aluminum LME Futures	35	February 2016	1,303,618	1,330,656	27,038

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P/TSX 60 Index Futures	17	March 2016	$1,823,997	$1,827,054	$3,057
Silver Futures	1	March 2016	71,727	71,215	(512)
Soybean Futures	12	March 2016	519,635	529,350	9,715
SPI 200 Futures	20	March 2016	1,737,739	1,756,990	19,251
Sugar 11 (World) Futures	54	February 2016	901,492	794,707	(106,785)
Tin LME Futures	12	February 2016	891,737	894,060	2,323
U.S. T-Note 10 Yr (CBT) Futures	36	March 2016	4,582,286	4,664,812	82,526
Sold Contracts
10 Yr Australian Bond Futures	25	March 2016	2,266,406	2,289,796	(23,390)
10 Yr Canadian Bond Futures	31	March 2016	3,130,585	3,160,854	(30,269)
Brent Crude Oil Futures	14	February 2016	498,654	503,860	(5,206)
Corn Futures	13	March 2016	230,062	241,800	(11,738)
FTSE 100 Index Futures	12	March 2016	1,012,402	1,027,124	(14,722)
KC HRW Wheat Futures	20	March 2016	505,866	472,000	33,866
Lean Hogs Futures	15	April 2016	393,704	424,200	(30,496)
Live Cattle Feeder Futures	5	April 2016	269,545	268,000	1,545
MSCI Singapore IX ETS Futures	49	February 2016	988,883	1,014,327	(25,444)
Nickel LME Futures	11	February 2016	589,351	567,072	22,279
NY Harbor ULSD Futures	4	February 2016	181,834	181,222	612
OMXS 30 Index Futures	82	February 2016	1,301,167	1,292,721	8,446
PRI Aluminum LME Futures	35	February 2016	1,297,518	1,330,656	(33,138)
S&P/TSX 60 Index Futures	4	March 2016	429,846	429,895	(49)
Soybean Meal Futures	8	March 2016	215,576	217,920	(2,344)
SPI 200 Futures	18	March 2016	1,565,331	1,581,291	(15,960)
TOPIX Index Futures	14	March 2016	1,836,517	1,664,065	172,452
UK Long Gilt Bond Futures	15	March 2016	2,543,428	2,571,658	(28,230)
Wheat (CBT) Futures	2	March 2016	47,169	47,925	(756)
WTI Crude Futures	14	February 2016	481,566	470,680	10,886
Zinc LME Futures	21	February 2016	890,411	853,913	36,498

					$65,712

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	BRL	3,722	USD	922	2/02/16	$(8,346)
Deutsche Bank AG	USD	921	BRL	3,722	2/02/16	9,897
Deutsche Bank AG	USD	915	BRL	3,722	3/02/16	7,945
Deutsche Bank AG	CAD	314	USD	233	3/18/16	8,514
Deutsche Bank AG	USD	331	NZD	502	3/18/16	(7,405)
Deutsche Bank AG	USD	1,426	PEN	4,888	3/18/16	(26,207)
Goldman Sachs Bank USA	RUB	14,593	USD	188	3/18/16	(2,683)
Goldman Sachs Bank USA	USD	3,689	INR	250,317	3/18/16	(28,051)
Goldman Sachs Bank USA	USD	184	RUB	14,593	3/18/16	7,348
Goldman Sachs Bank USA	USD	1,049	RUB	74,645	3/18/16	(71,576)
Morgan Stanley & Co., Inc.	COP	994,690	USD	317	3/18/16	15,102
Morgan Stanley & Co., Inc.	GBP	464	USD	699	3/18/16	38,225
Morgan Stanley & Co., Inc.	HUF	108,544	USD	367	3/18/16	(10,095)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	249	PEN	858	3/18/16	$(3,402)
Standard Chartered Bank	BRL	4,514	USD	1,117	2/02/16	(12,004)
Standard Chartered Bank	USD	1,125	BRL	4,514	2/02/16	3,852
Standard Chartered Bank	CLP	723,928	USD	1,014	3/18/16	3,841
Standard Chartered Bank	COP	289,788	USD	88	3/18/16	282
Standard Chartered Bank	USD	1,809	IDR	25,617,819	3/18/16	48,726
State Street Bank & Trust Co.	BRL	792	USD	195	2/02/16	(2,745)
State Street Bank & Trust Co.	AUD	554	USD	401	3/18/16	9,425
State Street Bank & Trust Co.	CHF	745	USD	745	3/18/16	15,700
State Street Bank & Trust Co.	COP	202,712	USD	62	3/18/16	305
State Street Bank & Trust Co.	CZK	38,580	USD	1,553	3/18/16	4,919
State Street Bank & Trust Co.	HUF	184,144	USD	638	3/18/16	(2,396)
State Street Bank & Trust Co.	IDR	6,631,300	USD	468	3/18/16	(12,447)
State Street Bank & Trust Co.	INR	129,389	USD	1,919	3/18/16	26,662
State Street Bank & Trust Co.	JPY	16,545	USD	140	3/18/16	3,489
State Street Bank & Trust Co.	KRW	1,507,427	USD	1,263	3/18/16	17,362
State Street Bank & Trust Co.	MXN	24,107	USD	1,423	3/18/16	98,296
State Street Bank & Trust Co.	MYR	4,549	USD	1,053	3/18/16	(45,140)
State Street Bank & Trust Co.	NOK	3,959	USD	456	3/18/16	462
State Street Bank & Trust Co.	PEN	5,605	USD	1,616	3/18/16	11,434
State Street Bank & Trust Co.	PHP	16,800	USD	354	3/18/16	4,226
State Street Bank & Trust Co.	PLN	12,488	USD	3,121	3/18/16	63,086
State Street Bank & Trust Co.	RUB	81,601	USD	1,150	3/18/16	81,477
State Street Bank & Trust Co.	RUB	49,484	USD	635	3/18/16	(12,608)
State Street Bank & Trust Co.	SEK	3,159	USD	371	3/18/16	2,191
State Street Bank & Trust Co.	THB	22,360	USD	617	3/18/16	(8,335)
State Street Bank & Trust Co.	TRY	9,571	USD	3,163	3/18/16	(33,671)
State Street Bank & Trust Co.	TWD	122,791	USD	3,733	3/18/16	69,231
State Street Bank & Trust Co.	USD	44	CAD	62	3/18/16	312
State Street Bank & Trust Co.	USD	1,066	CLP	774,910	3/18/16	15,295
State Street Bank & Trust Co.	USD	1,573	CZK	38,580	3/18/16	(24,707)
State Street Bank & Trust Co.	USD	570	EUR	525	3/18/16	(420)
State Street Bank & Trust Co.	USD	928	HUF	268,284	3/18/16	4,563
State Street Bank & Trust Co.	USD	85	HUF	24,404	3/18/16	(62)
State Street Bank & Trust Co.	USD	1,000	JPY	122,947	3/18/16	16,972
State Street Bank & Trust Co.	USD	784	MXN	14,046	3/18/16	(11,723)
State Street Bank & Trust Co.	USD	68	NOK	602	3/18/16	1,779

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	61	NZD	93	3/18/16	$(823)
State Street Bank & Trust Co.	USD	1,155	PHP	54,885	3/18/16	(12,103)
State Street Bank & Trust Co.	USD	993	PLN	4,060	3/18/16	1,780
State Street Bank & Trust Co.	USD	2,124	PLN	8,428	3/18/16	(59,962)
State Street Bank & Trust Co.	USD	757	RUB	56,440	3/18/16	(17,752)
State Street Bank & Trust Co.	USD	372	SEK	3,159	3/18/16	(3,128)
State Street Bank & Trust Co.	USD	898	TRY	2,753	3/18/16	21,605
State Street Bank & Trust Co.	USD	2,280	TRY	6,818	3/18/16	(2,794)
State Street Bank & Trust Co.	USD	2,637	TWD	88,357	3/18/16	(112)
State Street Bank & Trust Co.	USD	80	ZAR	1,299	3/18/16	1,528
State Street Bank & Trust Co.	USD	369	ZAR	5,462	3/18/16	(27,926)
State Street Bank & Trust Co.	ZAR	5,462	USD	352	3/18/16	11,566
State Street Bank & Trust Co.	ZAR	1,299	USD	76	3/18/16	(4,776)

						$173,998

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NZD	1,120	11/04/25	3 Month BKBM	3.553%	$10,505
Morgan Stanley & Co., LLC/(CME Group)		1,780	11/19/25	3 Month BKBM	3.610%	21,876
Morgan Stanley & Co., LLC/(CME Group)	SEK	6,380	1/12/26	3 Month STIBOR	1.470%	16,168

						$48,549

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
MS Global Equity Long Index	171,500	FedFundEffective Plus 0.55%	USD	17,150	2/29/16	(1,201)
Pay Total Return on Reference Obligation
Citibank, NA
MSCI Daily TR Gross World USD Index	2,925	LIBOR Plus 0.39%	USD	18,605	9/30/16	1,118,915

						$1,117,714

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Russell 2000 Index 4/15/16*	25.00%		$2	$1,343	$	– 0	–	$1,343
Goldman Sachs International
FTSE 100 Index 4/15/16*	23.50	GBP	1	367		– 0	–	367
S&P 500 Index 4/15/16*	21.80		$5	(800)		– 0	–	(800)
JPMorgan Chase Bank, NA
S&P/ASX 200 Index 4/21/16*	22.70	AUD	2	444		– 0	–	444
Morgan Stanley Capital Services LLC
EURO STOXX 50 Index 4/15/16*	28.30	EUR	2	(691)		– 0	–	(691)
Sale Contracts
Citibank, NA
EURO STOXX 50 Index 2/19/16*	27.70		1	(471)		– 0	–	(471)
FTSE 100 Index 2/19/16*	23.90	GBP	1	(319)		– 0	–	(319)
Russell 2000 Index 2/19/16*	22.85		$1	(1,429)		– 0	–	(1,429)
Russell 2000 Index 2/19/16*	26.55		2	761		– 0	–	761
Goldman Sachs International
S&P 500 Index 2/19/16*	20.30		5	(4,462)		– 0	–	(4,462)
S&P 500 Index 2/19/16*	21.85		3	167		– 0	–	167
S&P 500 Index 2/19/16*	22.21		4	2,592		– 0	–	2,592
UBS AG
S&P/ASX 200 Index 2/18/16*	23.50	AUD	2	1,584		– 0	–	1,584

				$(914)	$	– 0	–	$(914)

*	Termination date

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(0), resulting in net unrealized depreciation of $(0).
(e)	An amount of U.S. $1,551,763 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar

CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ASX	-	Australian Stock Exchange
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
DAX	-	Deutscher Aktien Index (German Stock Index)
ETS	-	Emission Trading Scheme
FedFundEffective	-	Federal Funds Effective Rate
FTSE	-	Financial Times Stock Exchange
IBEX	-	International Business Exchange
KC HRW	-	Kansas City Hard Red Winter
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
WTI	-	West Texas Intermediate

The following table represents the equity basket holdings underlying the total return swap with MS (Morgan Stanley) Global Equity Long Index as of January 31, 2016.

Security Description	Shares
MS Global Equity Long Index
Accenture PLC	1,023
Activision Blizzard, Inc.	2,579
AGL Energy Ltd.	5,711
AIA Group Ltd.	8,930
Alaska Air Group, Inc.	1,037
Alimentation Couche-Tard, Inc.	1,513
Alphabet, Inc.	71
Alphabet, Inc.	71
Altria Group, Inc.	3,298
Amazon.com, Inc.	112
American Financial Group, Inc./OH	717
American International Group, Inc.	1,772
American Water Works Co., Inc.	1,309
Amgen, Inc.	687
Anheuser-Busch InBev SA/NV	436
Apple, Inc.	1,070
Assa Abloy AB	3,451
AstraZeneca PLC	1,619
Bank of America Corp.	7,192
BHP Billiton Ltd.	7,198
BP PLC	10,022
Cap Gemini SA	855
Cardinal Health, Inc.	1,044
CCL Industries, Inc.	309
Central Japan Railway Co.	357
Check Point Software Technologies Ltd.	871
Chevron Corp.	1,290
CITIC Ltd.	23,559
Citigroup, Inc.	2,073
Compass Group PLC	5,804
ConocoPhillips	2,213
Consolidated Edison, Inc.	1,393
Constellation Brands, Inc.	747
Constellation Software, Inc./Canada	154
CRH PLC	2,685
CSL Ltd.	981
Daito Trust Construction Co., Ltd.	806
Deutsche Wohnen AG	2,686
Discover Financial Services	1,709
DR Horton, Inc.	3,720

Security Description	Shares
Dr Pepper Snapple Group, Inc.	1,588
Eli Lilly & Co.	1,284
EOG Resources, Inc.	1,192
Expedia, Inc.	658
Exxon Mobil Corp.	2,315
Facebook, Inc.	458
Fresenius SE & Co. KGaA	902
Fuji Heavy Industries Ltd.	1,326
FUJIFILM Holdings Corp.	1,585
General Electric Co.	5,111
Gilead Sciences, Inc.	814
Goodyear Tire & Rubber Co. (The)	2,922
Halliburton Co.	1,639
HOCHTIEF AG	561
Home Depot, Inc. (The)	1,235
Imperial Brands PLC	1,901
Inmarsat PLC	3,232
Intel Corp.	2,420
Intesa Sanpaolo SpA	38,795
Investor AB	1,513
ITOCHU Corp.	5,215
Japan Airlines Co., Ltd.	1,275
Johnson & Johnson	1,005
JPMorgan Chase & Co.	1,927
KDDI Corp.	2,706
Kimberly-Clark Corp.	1,153
Koninklijke Ahold NV	3,810
London Stock Exchange Group PLC	1,928
LyondellBasell Industries NV	1,193
Macquarie Group Ltd.	1,148
ManpowerGroup, Inc.	737
MasterCard, Inc.	1,037
McDonald’s Corp.	977
Medtronic PLC	1,965
MetLife, Inc.	1,144
Microsoft Corp.	4,683
Mitsubishi UFJ Financial Group, Inc.	20,930
Nasdaq, Inc.	1,019
Nestle SA	1,000
Nexon Co., Ltd.	3,886
Northrop Grumman Corp.	794
Novo Nordisk A/S	1,669
Orange SA	4,729
ORIX Corp.	4,178
Pandora A/S	534
Pfizer, Inc.	3,269
Public Service Enterprise Group, Inc.	2,386
Qantas Airways Ltd.	24,825

Security Description	Shares
Randstad Holding NV	912
Reckitt Benckiser Group PLC	981
Renault SA	633
Roche Holding AG	475
Royal Bank of Canada	1,602
Royal Dutch Shell PLC	2,742
Sage Group PLC (The)	8,023
salesforce.com, Inc.	1,450
Schlumberger Ltd.	698
Sekisui Chemical Co., Ltd.	4,762
Sherwin-Williams Co. (The)	320
Sky PLC	4,591
Societe Generale SA	2,994
Starbucks Corp.	1,987
Statoil ASA	5,466
Suncor Energy, Inc.	2,804
Swiss Re AG	958
Sydney Airport	15,499
Sysmex Corp.	970
Terna Rete Elettrica Nazionale SpA	19,497
Texas Instruments, Inc.	964
Thales SA	1,011
TJX Cos., Inc. (The)	1,224
TOTAL SA	1,342
UBS Group AG	2,323
United Internet AG	1,374
VeriSign, Inc.	895
Verizon Communications, Inc.	2,346
Walt Disney Co. (The)	794
Waters Corp.	435
Wells Fargo & Co.	2,212
Wheelock & Co., Ltd.	7,136
Yamada Denki Co., Ltd.	11,289

AB Cap Fund, Inc. - AB All Market Alternative Return Portfolio

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Short-Term Investments
Investment Companies	$9,374,553		$	– 0	–	$	– 0	–	$9,374,553
U.S. Treasury Bills	– 0	–		5,997,679			– 0	–	5,997,679

Total Investments in Securities	9,374,553			5,997,679			– 0	–	15,372,232
Other Financial Instruments* :
Assets:
Futures	270,904			287,254			– 0	–	558,158
Forward Currency Exchange Contracts	– 0	–		627,397			– 0	–	627,397
Centrally Cleared Interest Rate Swaps	– 0	–		48,549			– 0	–	48,549
Total Return Swaps	– 0	–		1,118,915			– 0	–	1,118,915
Variance Swaps	– 0	–		7,258			– 0	–	7,258
Liabilities:
Futures	(347,190)			(145,256)			– 0	–	(492,446)
Forward Currency Exchange Contracts	– 0	–		(453,399)			– 0	–	(453,399)
Total Return Swaps	– 0	–		(1,201)			– 0	–	(1,201)
Variance Swaps	– 0	–		(8,172)			– 0	–	(8,172)

Total^	$9,298,267			$7,479,024		$	– 0	–	$16,777,291

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 23, 2016